Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Other Financial Liabilities [abstract]
Dealer holdback programs and customers deposits	$ 83.4	$ 102.4
Due to Bombardier Inc.	22.1	22.2
Derivative financial instruments	10.3	8.6
Due to a pension management company	0.4	0.7
Non-controlling interest liability	0.0	21.0
Financial liability related to NCIB	47.2	200.0
Other	22.9	28.1
Total other financial liabilities	186.3	383.0
Current	152.3	348.6
Non-current	34.0	34.4
Total other financial liabilities	$ 186.3	$ 383.0